Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The convertible debt balances consisted of the following at December 31, 2023 and 2022:

	December 31,
(in thousands)	2023	2022
Convertible notes principal	$—	$5,600
Convertible notes discount	—	(149)
Convertible notes payable, net of discount	$—	$5,451